Basis of Preparation - Additional Information (Detail) - $ / $	Mar. 13, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate		18.0057
Increase decrease in foreign currency exchange rate		0.30%
Changes in foreign exchange rates
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate	17.9437